T. ROWE PRICE Science & Technology Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.4%
BUSINESS SERVICES  0.5%
Business Services  0.1%
Verisk Analytics  35,803 9,594
9,594
Information Services  0.4%
Gartner (1) 67,304 34,107
34,107
Total Business Services 43,701
CONSUMER/RETAIL  0.1%
Consumer Brands  0.1%
Cintas (2) 46,960 9,668
9,668
Consumer Services  0.0%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $11,621 (INR) (1)(3)(4) 7,289 —
—
Total Consumer/Retail 9,668
ENERGY  0.2%
Energy  0.2%
Enphase Energy (1)(2) 78,176 8,836
First Solar (1)(2) 39,325 9,809
Vertiv Holdings, Class A  793 79
Total Energy 18,724
FINANCIAL SERVICES  1.0%
Other Financial Services  0.3%
Coinbase Global, Class A (1)(2) 2,445 436
NU Holdings, Class A (1)(2) 2,092,169 28,558
28,994
Payments  0.7%
Mastercard, Class A (2) 48,130 23,767
PayPal Holdings (1) 70,824 5,526
Visa, Class A  129,519 35,611
64,904
Total Financial Services 93,898
HARDWARE  11.6%
Consumer Electronics  9.6%
Apple (2) 3,930,036 915,698

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Dolby Laboratories, Class A  121,496 9,298
924,996
Contract Manufacturing  0.1%
Fabrinet (1) 18,096 4,279
Plexus (1)(2) 35,216 4,814
Sanmina (1)(2) 60,747 4,158
13,251
Electronic Equipment And Components  0.8%
Badger Meter (2) 23,184 5,064
Coherent (1)(2) 153,876 13,681
Littelfuse (2) 18,097 4,800
MKS Instruments (2) 70,500 7,664
TE Connectivity  273,319 41,268
72,477
Electronics Distributors  0.2%
CDW (2) 62,073 14,047
TD SYNNEX  80,410 9,656
23,703
Enterprise Hardware  0.9%
HP (2) 380,229 13,639
Keysight Technologies (1) 260,854 41,457
Seagate Technology Holdings  198,093 21,697
Zebra Technologies, Class A (1)(2) 19,272 7,137
83,930
Total Hardware 1,118,357
HEALTH CARE  0.6%
Biotechnology  0.4%
Exact Sciences (1)(2) 536,759 36,564
36,564
Medical Devices & Equipment & Supplies  0.1%
Natera (1)(2) 71,600 9,090
9,090
Pharmaceuticals  0.1%
Eli Lilly  6,164 5,461
5,461
Total Health Care 51,115
INDUSTRIALS  1.2%
Aerospace & Defense  0.4%
Axon Enterprise (1)(2) 22,892 9,148

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Teledyne Technologies (1)(2) 77,063 33,727
42,875
Automobile Manufacturers  0.1%
Li Auto, ADR (1)(2) 391,300 10,037
Rivian Automotive, Class A (1)(2) 29,053 326
Tesla (1)(2) 8,021 2,098
12,461
Other Industrials  0.7%
Roper Technologies (2) 121,792 67,770
67,770
Transportation Technology Services  0.0%
Aurora Innovation (1)(2) 445,979 2,640
2,640
Total Industrials 125,746
INTERNET  18.8%
China Internet Media/Advertising  0.0%
58.com (1)(3) 8,367,978 —
Tencent Holdings (HKD)  22,200 1,234
1,234
China Internet Retail  0.4%
Alibaba Group Holding, ADR (2) 320,700 34,033
34,033
U.S. Internet Media/Advertising  17.3%
Alphabet, Class A  1,850,982 306,985
Alphabet, Class C  1,884,677 315,099
AppLovin, Class A (1)(2) 586,606 76,582
Meta Platforms, Class A (2) 1,551,155 887,943
Pinterest, Class A (1)(2) 12,859 416
Reddit, Class A (1) 9,390 619
Snap, Class A (1)(2) 43,456 465
Trade Desk, Class A (1)(2) 196,542 21,551
Zeta Global Holdings, Class A (1) 2,100,699 62,664
1,672,324
U.S. Internet Retail  0.5%
Amazon.com (1)(2) 9,879 1,841
Carvana (1)(2) 290,439 50,568
52,409

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Services  0.6%
GoDaddy, Class A (1)(2) 391,793 61,425
61,425
Total Internet 1,821,425
IT SERVICES  7.2%
Data Centers  0.2%
Equinix, REIT  22,109 19,625
19,625
IT Services  7.0%
Accenture, Class A  606,778 214,484
Akamai Technologies (1)(2) 46,661 4,710
Automatic Data Processing (2) 103,596 28,668
Cloudflare, Class A (1)(2) 57,030 4,613
Cognizant Technology Solutions, Class A (2) 762,734 58,868
EPAM Systems (1) 78,356 15,595
F5 (1)(2) 22,401 4,933
Fair Isaac (1)(2) 55,385 107,642
Fastly, Class A (1)(2) 437,478 3,312
Globant (1)(2) 114,649 22,717
International Business Machines (2) 949,016 209,808
Kyndryl Holdings (1) 98,802 2,270
ZipRecruiter, Class A (1)(2) 102,812 977
678,597
Total IT Services 698,222
MEDIA & ENTERTAINMENT  2.3%
Direct-to-Consumer Subscription Services  1.4%
Netflix (1) 191,923 136,125
Spotify Technology (1) 1,663 613
136,738
Video Gaming  0.9%
Electronic Arts  118,539 17,003
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $34,497 (1)(3)(4) 53,150 33,863
ROBLOX, Class A (1)(2) 573,835 25,398
Take-Two Interactive Software (1) 61,922 9,518
85,782
Total Media & Entertainment 222,520

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
MARA Holdings (1)(2) 115,236 1,869
Total Miscellaneous 1,869
SEMICONDUCTORS  25.7%
Analog Semiconductors  4.9%
Analog Devices  264,515 60,883
Monolithic Power Systems (2) 81,321 75,181
ON Semiconductor (1)(2) 151,629 11,010
Silicon Laboratories (1)(2) 37,857 4,375
SiTime (1)(2) 20,933 3,590
Texas Instruments  1,542,826 318,702
473,741
Digital Systems  6.9%
NVIDIA (2) 5,519,375 670,273
670,273
Foundry  0.5%
Taiwan Semiconductor Manufacturing, ADR (2) 251,460 43,671
43,671
Microcontrollers  0.0%
Infineon Technologies (EUR)  96,520 3,388
Microchip Technology (2) 857 69
NXP Semiconductors  3,442 826
4,283
Processors  11.0%
Advanced Micro Devices (1) 2,288,977 375,575
Broadcom  3,000,285 517,549
Cirrus Logic (1)(2) 4,988 620
Credo Technology Group Holding (1) 89,312 2,751
Marvell Technology (2) 2,284,540 164,761
1,061,256
RF Semiconductors  0.2%
Impinj (1)(2) 42,879 9,284
Qorvo (1) 20,386 2,106
Skyworks Solutions (2) 45,637 4,508
15,898
Semiconductor Capital Equipment  2.2%
Amkor Technology  25,335 775
ASM International (EUR)  11,055 7,294
Entegris (2) 231,413 26,041

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
KLA  211,221 163,572
Nova (1) 1,232 257
Onto Innovation (1)(2) 38,694 8,031
Teradyne (2) 39,912 5,345
211,315
Semiconductor Materials  0.0%
Camtek (2) 3,410 272
272
Total Semiconductors 2,480,709
SOFTWARE  25.1%
Back-Office Applications Software  2.7%
Intuit  175,302 108,862
Samsara, Class A (1)(2) 247,592 11,914
Vertex, Class A (1)(2) 195,941 7,546
Workday, Class A (1) 526,863 128,771
Workiva (1)(2) 60,160 4,760
261,853
Collaboration and Productivity Software  3.0%
Asana, Class A (1)(2) 39,678 460
Dropbox, Class A (1)(2) 188,603 4,796
Elastic (1)(2) 40,204 3,086
MicroStrategy, Class A (1)(2) 5,868 989
Palantir Technologies, Class A (1)(2) 2,188,215 81,402
ServiceNow (1) 197,703 176,824
UiPath, Class A (1)(2) 372,317 4,766
Zoom Video Communications, Class A (1) 280,949 19,593
291,916
Design Software  1.1%
Autodesk (1) 289,157 79,657
Cadence Design Systems (1) 1,929 523
PTC (1)(2) 51,553 9,313
Synopsys (1)(2) 35,022 17,735
107,228
Front-Office Applications Software  4.2%
Adobe (1) 240,213 124,378
DocuSign (1)(2) 143,193 8,891
Freshworks, Class A (1) 27,375 314
HubSpot (1) 56,347 29,954
Manhattan Associates (1)(2) 28,403 7,992
Pegasystems (2) 90,095 6,585
Salesforce (2) 831,344 227,547

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Sprout Social, Class A (1)(2) 118,073 3,432
409,093
Industry-Specific Software  1.8%
Constellation Software (CAD)  9,001 29,283
Guidewire Software (1)(2) 377,773 69,110
Shopify, Class A (1)(2) 446,860 35,811
Tyler Technologies (1) 54,750 31,959
Unity Software (1)(2) 464,400 10,505
176,668
Infrastructure and Developer Tool Software  10.3%
Appian, Class A (1)(2) 61,530 2,101
Datadog, Class A (1)(2) 269,015 30,953
Microsoft  1,533,931 660,050
MongoDB (1)(2) 68,573 18,539
NetScout Systems (1)(2) 225,777 4,911
Nutanix, Class A (1)(2) 210,409 12,467
Oracle (2) 1,548,125 263,800
992,821
Security Software  2.0%
Crowdstrike Holdings, Class A (1) 79,214 22,217
Fortinet (1)(2) 399,326 30,968
Gen Digital (2) 544,292 14,930
Palo Alto Networks (1)(2) 285,525 97,592
SentinelOne, Class A (1)(2) 187,822 4,493
Varonis Systems (1)(2) 82,367 4,654
Zscaler (1)(2) 112,888 19,297
194,151
Total Software 2,433,730
TELECOM EQUIPMENT  4.3%
Wireless Equipment  1.7%
Motorola Solutions  356,863 160,456
160,456
Wireline Equipment  2.6%
Amphenol, Class A  88,486 5,766
Applied Optoelectronics (1)(2) 93,421 1,337
Arista Networks (1) 132,747 50,951
Cisco Systems  1,832,732 97,538
Clearfield (1)(2) 28,321 1,103
CommScope Holding (1)(2) 517,412 3,161
Corning (2) 1,830,386 82,642

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Juniper Networks  119,051 4,641
247,139
Total Telecom Equipment 407,595
TELECOM SERVICES  0.8%
Rest Of The World Telecom  0.2%
ARM Holdings, ADR (1)(2) 2,249 322
Repligen (1)(2) 110,442 16,436
16,758
Towers  0.2%
American Tower, REIT  76,399 17,767
17,767
U.S. Cable/Satellite  0.0%
Viasat (1)(2) 37,050 442
442
U.S. Other Telecom  0.0%
RingCentral, Class A (1)(2) 135,877 4,298
4,298
U.S. Wireless  0.4%
T-Mobile U.S.  166,496 34,358
34,358
Total Telecom Services 73,623
Total Common Stocks (Cost $7,196,419) 9,600,902
CONVERTIBLE PREFERRED STOCKS  0.7%
CONSUMER/RETAIL  0.0%
Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20,
Cost $14,605 (INR) (1)(3)(4) 4,539 —
Total Consumer/Retail —
INDUSTRIALS  0.4%
Transportation Technology Services  0.4%
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $21,889 (1)(3)(4) 1,199,400 7,004
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (1)
(3)(4) 298,258 23,920
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $9,877 (1)
(3)(4) 107,687 8,708
Total Industrials 39,632

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INTERNET  0.2%
Rest Of World Internet Services  0.2%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355 (1)(3)
(4) 558,273 12,684
Rappi, Series F, Acquisition Date: 7/8/21, Cost $10,111 (1)(3)(4) 156,954 3,566
Total Internet 16,250
IT SERVICES  0.1%
Data Centers  0.1%
Lambda, Series C, Acquisition Date: 12/28/23, Cost $10,000 (1)
(3)(4) 653,313 10,000
Total IT Services 10,000
Total Convertible Preferred Stocks (Cost $125,448) 65,882
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Treasury Reserve Fund, 4.94% (5)(6) 3,540,627 3,541
Total Short-Term Investments (Cost $3,541) 3,541
SECURITIES LENDING COLLATERAL  2.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 4.97% (5)(6) 257,287,684 257,288
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 257,288
Total Securities Lending Collateral (Cost $257,288) 257,288
Total Investments in Securities  102.8%
(Cost $7,582,696) $ 9,927,613
Other Assets Less Liabilities (2.8)% (267,391)
Net Assets 100.0% $ 9,660,222
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2024.
(3) Level 3 in fair value hierarchy.

T. ROWE PRICE Science & Technology Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $99,745 and represents 1.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
HKD Hong Kong Dollar
INR Indian Rupee
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.94% — — 997
Totals $ —# $ — $ 997+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 70,442  ¤  ¤ $ 257,288
T. Rowe Price Treasury
Reserve Fund, 4.94% 203,028  ¤  ¤ 3,541
Total $ 260,829^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $997 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $260,829.

T. ROWE PRICE Science & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Science & Technology Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Science & Technology Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Science & Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $13,914,000 for the period ended September 30, 2024.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,525,840 $ 41,199 $ 33,863 $ 9,600,902
Convertible Preferred Stocks — — 65,882 65,882
Short-Term Investments 3,541 — — 3,541
Securities Lending Collateral 257,288 — — 257,288
Total $ 9,786,669 $ 41,199 $ 99,745 $ 9,927,613
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Ending
Balance
9/30/24
Investment in Securities
Common Stocks $ 27,729 $ 6,134 $ 33,863
Convertible Preferred Stocks 58,102 7,780 65,882
Total $ 85,831 $ 13,914 $ 99,745

T. ROWE PRICE Science & Technology Fund

which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F61-054Q3 09/24